Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of assets and liabilities recorded at fair value on a recurring basis

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2020
Assets:
U.S. Treasury	$2,798	$2,798	—	$—
U.S. government and federal agency obligations	11,929	—	11,929	—
U.S. government-sponsored enterprises	22,874	—	22,874	—
Obligations of states and political subdivisions	58,744	—	58,744	—
Mortgage-backed securities	90,112	—	90,112	—
Other debt securities	10,344	—	10,344	—
Bank-issued trust preferred securities	1,229	—	1,229	—
Equity securities	32	32	—	—
Mortgage servicing rights	2,445	—	—	2,445
Total	$200,507	$2,830	$195,232	$2,445

December 31, 2019
Assets:
U.S. Treasury	$995	$995	—	$—
U.S. government and federal agency obligations	8,047	—	8,047	—
U.S. government-sponsored enterprises	22,283	—	22,283	—
Obligations of states and political subdivisions	33,789	—	33,789	—
Mortgage-backed securities	105,616	—	105,616	—
Other debt securities	3,053	—	3,053	—
Bank-issued trust preferred securities	1,310	—	1,310	—
Equity securities	13	13	—	—
Mortgage servicing rights	2,482	—	—	2,482
Total	$177,588	$1,008	$174,098	$2,482

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2018	$2,931
Total (losses) or gains (realized/unrealized):
Included in earnings	(739)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	290
Settlements	—
Balance at December 31, 2019	$2,482
Balance at beginning of period
Total (losses) or gains (realized/unrealized):
Included in earnings	(903)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	866
Settlements	—
Balance at December 31, 2020	$2,445

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2020
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$4,505	$—	$—	$4,505	$(52)
Real estate mortgage - residential	417	—	—	417	(52)
Real estate mortgage - commercial	22,581	—	—	22,581	(39)
Installment and other consumer	—	—	—	—	(21)
Total	$27,503	$—	$—	$27,503	$(164)
Other real estate and repossessed assets	$12,291	$—	$—	$12,291	$219

December 31, 2019
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$379	$—	$—	$379	$(132)
Real estate construction - commercial	137	—	—	137	—
Real estate mortgage - residential	1,028	—	—	1,028	(45)
Real estate mortgage - commercial	1,119	—	—	1,119	(18)
Installment and other consumer	12	—	—	12	(12)
Total	$2,675	$—	$—	$2,675	$(207)
Other real estate and repossessed assets	$12,781	$—	$—	$12,781	$(157)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.